Lease Obligations	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease Obligations	Lease Obligations

Initial adoption of new ASU

Effective January 1, 2019, we adopted ASU 2016-02 “Leases” (Topic 842), which requires the recognition of lease assets and liabilities for items classified as operating leases under previous guidance. As permitted under ASU 2018-11 “Targeted Improvements to ASC 842”, we elected to not restate comparative periods in transition. Adoption of the new standard resulted in the recording of additional net operating lease assets and lease liabilities of $135.9 and $135.8, respectively, as of January 1, 2019. The difference between the additional lease assets and lease liabilities, net of the deferred tax impact, was recorded as an adjustment to retained earnings.

Lease Details

Substantially all our operating lease right-of-use assets and operating lease liabilities represent leases for certain operating facilities, warehouses, office space, trucking equipment, and various other assets. Finance lease balances represent substantially all our vehicle leases. We are not involved in any material sale and leaseback transactions, and our sublease arrangements were not material for the periods presented.

At the inception of a contract, we assess whether a contract is, or contains, a lease. Our assessment is based on whether the contract involves the use of a distinct identified asset, whether we obtain the right to substantially all the economic benefit of the asset, and whether we have the right to direct the use of the asset.

Our leases have remaining lease terms that expire at various dates through 2035, some of which include options to extend or terminate the leases at our discretion. Where renewal or termination options are reasonably likely to be exercised, we recognize the option as part of the right-of-use asset and lease liability. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Both lease and non-lease components are accounted for as a single lease component, as we have elected to group lease and non-lease components for all leases.

As most of our leases do not provide an implicit rate, we use our incremental borrowing rate in determining the present value of the lease payments. We apply a portfolio approach for determining the incremental borrowing rate based on the applicable lease terms and the economic environment in the various regions where our operations are located.

At December 31, 2020, we had $2.1 of additional operating leases that had not yet commenced. These operating leases will commence in 2021 with average lease terms of 6 years.
Supplemental balance sheet information related to leases was as follows:

	December 31
	2020	2019
Operating leases:
Operating lease right-of-use assets	$161.6	$158.8

Current portion of operating lease liabilities	42.4	39.3
Operating lease liabilities	122.1	121.6
Total operating lease liabilities	$164.5	$160.9

Finance leases:
Sundry	$3.6	$4.3

Current maturities of long-term debt	.9	1.1
Long-term debt	2.7	3.1
Total finance lease liabilities	$3.6	$4.2

The components of lease expense were as follows:

	Year Ended December 31
	2020	2019
Operating lease costs:
Lease costs	$48.4	$45.0
Variable lease costs	12.1	12.9
Total operating lease costs	$60.5	$57.9

Short-term lease costs	$4.9	$5.0

Finance lease costs:
Amortization of right-of-use assets	$2.4	$2.7
Interest on lease liabilities	.1	.2
Total finance lease costs	$2.5	$2.9

Total lease costs	$67.9	$65.8
Variable lease costs consist primarily of taxes, insurance, and common-area or other maintenance costs for our leased facilities and equipment, which are paid based on actual costs incurred by the lessor.

Supplemental cash flow information related to leases was as follows:

	Year Ended December 31
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$47.3	$40.7
Operating cash flows from finance leases	.1	.2
Financing cash flows from finance leases	2.4	2.7

Right-of-use assets obtained in exchange for new operating lease liabilities	43.6	40.7
Right-of-use assets obtained in exchange for new finance lease liabilities	1.8	2.1

In connection with the ECS transaction discussed in Note R, we acquired operating right-of-use assets in 2019 of approximately $24.0 (including a favorable lease position of $2.4). The operating lease liability associated with these right-of-use assets was approximately $21.6. Finance right-of-use assets acquired in the ECS transaction and the related finance lease liabilities were immaterial.
The following table reconciles the undiscounted cash flows for the operating and finance leases at December 31, 2020 to the operating and finance lease liabilities recorded on the Consolidated Balance Sheets:

	December 31, 2020
	Operating Leases	Finance Leases
2021	$47.0	$1.6
2022	40.7	1.3
2023	30.6	.7
2024	22.2	.2
2025	14.4	—
Thereafter	22.8	—
Total	177.7	3.8
Less: Interest	13.2	.2
Lease Liability	$164.5	$3.6

Weighted average remaining lease term (years)	5.0	2.6
Weighted average discount rate	3.2%	3.7%

Lease Obligations	Lease Obligations

Initial adoption of new ASU

Effective January 1, 2019, we adopted ASU 2016-02 “Leases” (Topic 842), which requires the recognition of lease assets and liabilities for items classified as operating leases under previous guidance. As permitted under ASU 2018-11 “Targeted Improvements to ASC 842”, we elected to not restate comparative periods in transition. Adoption of the new standard resulted in the recording of additional net operating lease assets and lease liabilities of $135.9 and $135.8, respectively, as of January 1, 2019. The difference between the additional lease assets and lease liabilities, net of the deferred tax impact, was recorded as an adjustment to retained earnings.

Lease Details

Substantially all our operating lease right-of-use assets and operating lease liabilities represent leases for certain operating facilities, warehouses, office space, trucking equipment, and various other assets. Finance lease balances represent substantially all our vehicle leases. We are not involved in any material sale and leaseback transactions, and our sublease arrangements were not material for the periods presented.

At the inception of a contract, we assess whether a contract is, or contains, a lease. Our assessment is based on whether the contract involves the use of a distinct identified asset, whether we obtain the right to substantially all the economic benefit of the asset, and whether we have the right to direct the use of the asset.

Our leases have remaining lease terms that expire at various dates through 2035, some of which include options to extend or terminate the leases at our discretion. Where renewal or termination options are reasonably likely to be exercised, we recognize the option as part of the right-of-use asset and lease liability. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Both lease and non-lease components are accounted for as a single lease component, as we have elected to group lease and non-lease components for all leases.

As most of our leases do not provide an implicit rate, we use our incremental borrowing rate in determining the present value of the lease payments. We apply a portfolio approach for determining the incremental borrowing rate based on the applicable lease terms and the economic environment in the various regions where our operations are located.

At December 31, 2020, we had $2.1 of additional operating leases that had not yet commenced. These operating leases will commence in 2021 with average lease terms of 6 years.
Supplemental balance sheet information related to leases was as follows:

	December 31
	2020	2019
Operating leases:
Operating lease right-of-use assets	$161.6	$158.8

Current portion of operating lease liabilities	42.4	39.3
Operating lease liabilities	122.1	121.6
Total operating lease liabilities	$164.5	$160.9

Finance leases:
Sundry	$3.6	$4.3

Current maturities of long-term debt	.9	1.1
Long-term debt	2.7	3.1
Total finance lease liabilities	$3.6	$4.2

The components of lease expense were as follows:

	Year Ended December 31
	2020	2019
Operating lease costs:
Lease costs	$48.4	$45.0
Variable lease costs	12.1	12.9
Total operating lease costs	$60.5	$57.9

Short-term lease costs	$4.9	$5.0

Finance lease costs:
Amortization of right-of-use assets	$2.4	$2.7
Interest on lease liabilities	.1	.2
Total finance lease costs	$2.5	$2.9

Total lease costs	$67.9	$65.8
Variable lease costs consist primarily of taxes, insurance, and common-area or other maintenance costs for our leased facilities and equipment, which are paid based on actual costs incurred by the lessor.

Supplemental cash flow information related to leases was as follows:

	Year Ended December 31
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$47.3	$40.7
Operating cash flows from finance leases	.1	.2
Financing cash flows from finance leases	2.4	2.7

Right-of-use assets obtained in exchange for new operating lease liabilities	43.6	40.7
Right-of-use assets obtained in exchange for new finance lease liabilities	1.8	2.1

In connection with the ECS transaction discussed in Note R, we acquired operating right-of-use assets in 2019 of approximately $24.0 (including a favorable lease position of $2.4). The operating lease liability associated with these right-of-use assets was approximately $21.6. Finance right-of-use assets acquired in the ECS transaction and the related finance lease liabilities were immaterial.
The following table reconciles the undiscounted cash flows for the operating and finance leases at December 31, 2020 to the operating and finance lease liabilities recorded on the Consolidated Balance Sheets:

	December 31, 2020
	Operating Leases	Finance Leases
2021	$47.0	$1.6
2022	40.7	1.3
2023	30.6	.7
2024	22.2	.2
2025	14.4	—
Thereafter	22.8	—
Total	177.7	3.8
Less: Interest	13.2	.2
Lease Liability	$164.5	$3.6

Weighted average remaining lease term (years)	5.0	2.6
Weighted average discount rate	3.2%	3.7%